Shareholder Report, Holdings (Details) - C000060325	Jun. 30, 2026
FR_932493KY4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_11506KFF3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_79642GQR6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_98267VCM3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_84131TBT8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_469466FG6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_16772PEP7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_494782KL8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_45470YEN7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_84136HCT8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	1.70%
AA/Aa
Holdings [Line Items]
Percent of Total Investments	27.90%
A/A
Holdings [Line Items]
Percent of Total Investments	35.40%
BBB/Baa
Holdings [Line Items]
Percent of Total Investments	17.70%
BB/Ba
Holdings [Line Items]
Percent of Total Investments	6.00%
CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.10%
Not Rated
Holdings [Line Items]
Percent of Total Investments	11.20%
0-1 year
Holdings [Line Items]
Percent of Total Investments	18.30%
1-3 years
Holdings [Line Items]
Percent of Total Investments	11.60%
3-5 years
Holdings [Line Items]
Percent of Total Investments	14.50%
5-10 years
Holdings [Line Items]
Percent of Total Investments	37.00%
10-20 years
Holdings [Line Items]
Percent of Total Investments	15.10%
20-30 years
Holdings [Line Items]
Percent of Total Investments	3.30%
30+ years
Holdings [Line Items]
Percent of Total Investments	0.20%